Cover	Nov. 27, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 27, 2024
Entity File Number	000-56654
Entity Registrant Name	YERBAE BRANDS CORP.
Entity Central Index Key	0001978133
Entity Tax Identification Number	85-2611392
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	18801 N Thompson Peak Pkwy
Entity Address, Address Line Two	Suite 380
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85255
City Area Code	480
Local Phone Number	471.8391
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false